Long-term Debt (Tables)	6 Months Ended
Jun. 30, 2019
Long-term Debt [Abstract]
Long-term Debt
	December 31, 2018	June 30, 2019
Secured Credit Facilities - Drybulk Segment	$75,582	$71,638
Secured Credit Facilities - Tanker Segment	124,757	118,706
Secured financing arrangements - Drybulk Segment	91,937	88,764
Less: Deferred financing costs	(2,193)	(1,916)
Total debt	290,083	277,192
Less: Current portion	(38,795)	(44,621)
Long-term portion	$251,288	$232,571

Principal Payments
Due through June 30, 2020	$45,123
Due through June 30, 2021	22,908
Due through June 30, 2022	22,908
Due through June 30, 2023	69,124
Due through June 30, 2024	62,006
Thereafter	57,039
Total principal payments	279,108
Less: Financing fees	(1,916)
Total debt	$277,192